Acquisitions (Schedule Of Assets Acquired And Liabilities Assumed In Acquisition Table) (Details) - USD ($) $ in Millions		Nov. 01, 2016	Aug. 29, 2014	Jul. 01, 2014	Mar. 21, 2014
Susser Merger [Member]
Business Acquisition [Line Items]
Current assets			$ 446
Property, plant and equipment			1,069
Goodwill(1)			1,734
Intangible assets			611
Other assets			17
Total assets acquired			3,877
Current liabilities			377
Long-term debt obligations, less current maturities			564
Deferred income taxes			488
Other non-current liabilities			39
Noncontrolling interest			626
Total liabilities assumed			2,094
Total consideration			1,783
Cash received			67
Total consideration, net of cash received			$ 1,716
PVR Acquisition [Member]
Business Acquisition [Line Items]
Current assets					$ 149
Property, plant and equipment					2,716
Goodwill(1)					370
Intangible assets					2,717
Investments in unconsolidated affiliates					62
Other assets					18
Total assets acquired					6,032
Current liabilities					168
Long-term debt obligations, less current maturities					1,788
Premium related to senior notes					99
Other non-current liabilities					30
Total liabilities assumed					2,085
Total consideration					$ 3,947
PennTex Acquisition [Member]
Business Acquisition [Line Items]
Current assets		$ 34
Property, plant and equipment		393
Goodwill(1)	[1]	177
Intangible assets		446
Total assets acquired		1,050
Current liabilities		6
Long-term debt obligations, less current maturities		164
Other non-current liabilities		17
Noncontrolling interest		236
Total liabilities assumed		423
Total consideration		627
Cash received		21
Total consideration, net of cash received		$ 606
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Current assets				$ 120
Property, plant and equipment				1,295
Goodwill(1)				49
Other assets				4
Total assets acquired				1,468
Current liabilities				116
Long-term debt obligations, less current maturities				499
Other non-current liabilities				12
Total liabilities assumed				627
Total consideration, net of cash received				$ 841

[1]	(1) None of the goodwill is expected to be deductible for tax purposes.